Alternative Credit Income Fund

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
BANK LOANS (42.18%)(a)
Consumer Discretionary (3.87%)
Arrow Purchaser, Inc., First Lien Initial Term Loan(b)	8.38%	3M US L + 6.75%, 1.00% Floor	04/19/2026	$2,500,000	$2,500,000
Lucky Bucks Holdings LLC(b)(d)	12.50%	N/A	05/29/2028	8,246,575	7,545,616
					10,045,616
Consumer Staples (3.99%)
8th Avenue Food & Provisions, Inc., Second Lien Term Loan	9.42%	3M US L + 7.75%	10/01/2026	2,500,000	2,090,625
BrightPet, First Lien Term Loan(b)	8.50%	3M US L + 6.25%, 1.00% Floor	10/05/2026	1,975,000	1,935,500
BrightPet, Delayed Draw Term Loan(b)	8.50%	3M US L + 6.25%, 1.00% Floor	10/05/2026	1,000,000	980,000
BrightPet, Revolver(b)(c)	8.21%	3M US L + 6.25%, 1.00% Floor	10/05/2026	487,500	477,500
Florida Food Products LLC, Second Lien Term Loan(b)	9.67%	1M US L + 8.00%, 0.75% Floor	10/08/2029	5,000,000	4,882,150
					10,365,775
Consumer, Cyclical (1.09%)
Jo-Ann Stores LLC, First Lien Term Loan	7.52%	3ML + 4.75%, 0.75% Floor	06/30/2028	4,000,000	2,830,000

Financials (3.26%)
H-CA II, LLC, First Lien Term Loan(b)(d)	19.00%	N/A	02/17/2024	2,000,000	1,927,600
Marble Point A&R, First Lien Term Loan(b)	8.06%	3M US L + 6.00%, 1.00% Floor	08/11/2028	3,800,000	3,714,500
Marble Point A&R, Delayed Draw Term Loan(b)	8.06%	3M US L + 6.00%, 1.00% Floor	08/11/2028	982,917	960,801
South Street Securities Holdings, Inc., First Lien Term Loan(b)	10.25%	3M US L + 8.00%, 1.00% Floor	03/24/2026	1,866,667	1,866,667
					8,469,568
Health Care (6.40%)
American Academy Holdings, LLC, First Lien Term Loan(b)	13.25%	3M US L + 11.00%	01/01/2025	1,813,475	1,779,563
American Academy Holdings, LLC, Delayed Draw Term Loan(b)	12.23%	3M US L + 11.00%	01/01/2025	357,640	350,952
American Academy Holdings, LLC, Second Lien Term Loan(b)(d)	14.50%	N/A	03/01/2028	2,863,918	2,409,415
Upstream Rehabilitation, Inc., Second Lien Term Loan	10.17%	3M US L + 8.50%	11/20/2027	7,500,000	7,425,000
Viant Medical Holdings, Inc., Second Lien Initial Term Loan	9.42%	1M US L + 7.75%	07/02/2026	5,000,000	4,665,625
					16,630,555
Industrials (6.37%)
Accordion Partners, LLC, First Lien Term Loan(b)	7.68%	3M US L + 5.50%, 1.00% Floor	09/24/2027	3,970,000	3,955,311
Accordion Partners, LLC, Delayed Draw Term Loan(b)(c)	7.68%	3M US L + 5.50%, 1.00% Floor	09/24/2027	-	(3,700)
Accurate Background, LLC, First Lien Term Loan(b)	7.00%	3M US L + 6.00%, 1.00% Floor	03/26/2027	2,977,934	2,896,041
Epic Staffing, First Lien Term Loan(b)	7.51%	1M US L + 6.00% Floor	06/28/2029	1,651,163	1,552,093
Epic Staffing, Delayed Draw Term Loan(b)(c)	7.51%	1M US L + 6.00% Floor	06/28/2029	-	(20,930)
Jazz Acquisition, Inc., Second Lien Term Loan	9.67%	3M US L + 8.00%	06/18/2027	4,000,000	3,654,000
Material Handling Systems, Inc., First Lien Term Loan	6.90%	3M US L + 5.50%, 1.00% Floor	06/08/2029	5,000,000	4,512,500
					16,545,315

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
Information Technology (17.20%)
Ancile Solutions, Inc., First Lien Term Loan(b)(d)	11.74%	3M US L + 7.00%, 3.00% PIK%, 1.00% Floor	06/30/2026	$3,809,040	$3,770,950
DCert Buyer, Inc. First Amendment Term Loan Refinancing, Second Lien Term Loan(b)	8.67%	1M US L + 7.00%	02/19/2029	3,600,000	3,485,880
Diamanti Note(b)	12.50%	N/A	05/01/2024	3,000,000	3,000,000
EagleView Technology Corp., Second Lien Term Loan	9.17%	1M US L + 7.50%, 1.00% Floor	08/14/2026	1,495,652	1,402,174
Ivanti Software, Inc., Second Lien Initial Term Loan	8.85%	3M US L + 7.25%, 0.50% Floor	12/01/2028	4,000,000	3,673,340
Kofax, Inc., First Lien Term Loan	7.83%	3M SOFR + 5.25%, 1.00% Floor	06/16/2028	4,000,000	3,700,000
Monotype Imaging Holdings, Inc., First Lien Term Loan	7.25%	3M US L + 5.00%, 0.75% Floor	10/09/2026	2,921,672	2,821,254
Newscycle Solutions, First Lien Term Loan(b)	9.25%	3M US L + 7.00%, 1.00% Floor	12/29/2022	1,417,191	1,571,530
Newscycle Solutions, Delayed Draw Term Loan(b)	9.25%	3M US L + 7.00%, 1.00% Floor	12/29/2022	1,504,291	1,502,486
Precisely, Second Lien Initial Term Loan	8.43%	3M US L + 7.25%	04/23/2029	3,000,000	2,678,745
Redstone HoldCo 2 LP, Second Lien Initial Term Loan	8.97%	3M US L + 7.75%, 0.75% Floor	04/27/2029	5,000,000	4,330,000
Secure Acquisition, Inc., Second Lien Term Loan(b)	10.00%	3M US L + 7.75%, 0.75% Floor	12/14/2029	5,000,000	4,811,500
Spectrio, First Lien Delayed Draw Term Loan(b)	7.63%	1M US L + 6.00%, 1.00% Floor	12/09/2026	1,163,218	1,146,932
Spectrio, First Lien Term Loan(b)	7.63%	1M US L + 6.00%, 1.00% Floor	12/09/2026	2,788,341	2,749,304
Virgin Pulse, Inc., First Lien Initial Term Loan(b)	8.92%	1M US L + 7.25%, 0.75% Floor	04/06/2029	4,500,000	4,022,550
					44,666,645
TOTAL BANK LOANS
(Cost $114,516,628)					109,553,474

BONDS & NOTES (8.93%)
ASSET BACKED SECURITIES (4.52%)(a)
Canyon Capital CLO 2014-1, Ltd., Class ER(e)	8.99%	3M US L + 7.70%	01/30/2031	1,000,000	792,586
Jamestown CLO V, Ltd., Class F(b)(e)	6.89%	3M US L + 5.85%	01/17/2027	969,552	459,568
JMP Credit Advisors CLO IV, Ltd., Class JSUB(b)	17.42%	N/A	07/17/2029	4,836,540	1,621,692
JMP Credit Advisors CLO V, Ltd., Class JSUB(b)	20.70%	N/A	07/17/2030	4,486,426	2,237,380
OCP CLO 2013-4, Ltd., Class DR(e)	7.95%	3M US L + 6.77%	04/24/2029	1,000,000	962,064
Octagon Investment Partners 36, Ltd., Class F(e)	8.79%	3M US L + 7.75%	04/15/2031	1,000,000	848,616
Octagon Investment Partners XIV, Ltd., Class ER(e)	9.39%	3M US L + 8.35%	07/15/2029	2,132,000	1,771,170
Saranac CLO VII, Ltd., Class ER(e)	8.20%	3M US L + 6.72%	11/20/2029	500,000	399,718
Tralee CLO II, Ltd., Class ER(e)	8.91%	3M US L + 7.85%	07/20/2029	1,000,000	941,097
Tralee CLO II, Ltd., Class FR(e)	9.91%	3M US L + 8.85%	07/20/2029	1,000,000	883,963
Voya CLO 2014-2, Ltd., Class ER(e)	8.74%	3M US L + 7.70%	04/17/2030	1,000,000	813,509
					11,731,363
CORPORATE BONDS (4.41%)
Consumer Discretionary (0.15%)
Monitronics - Escrow(b)	-	N/A	12/31/2049	2,650,000	–
Real Hero Merger Sub 2, Inc.(e)	6.25%	N/A	02/01/2029	500,000	379,906
					379,906
Consumer Staples (2.15%)
H-Food Holdings LLC / Hearthside Finance Co., Inc.(e)	8.50%	N/A	06/01/2026	7,978,000	5,595,849

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
CORPORATE BONDS (continued)
Consumer, Non-cyclical (1.22%)
PECF USS Intermediate Holding III Corp.(e)	8.00%	N/A	11/15/2029	$4,000,000	$3,175,600

Industrials (0.89%)
New Enterprise Stone & Lime Co., Inc.(e)	9.75%	N/A	07/15/2028	1,000,000	856,310
Wesco Aircraft Holdings, Inc.(e)	13.13%	N/A	11/15/2027	4,636,000	1,458,254
					2,314,564
TOTAL BONDS & NOTES
(Cost $32,021,141)					23,197,282

	Shares	Value
COMMON EQUITY (12.34%)
Consumer Discretionary (0.62%)
CEC Entertainment, Inc.(f)	79,564	1,604,528

Diversified (9.00%)
Apollo Investment Corp.	106,332	1,145,196
Ares Capital Corp.	242,223	4,343,058
FS KKR Capital Corp.	178,346	3,463,479
PennantPark Floating Rate Capital Ltd.	303,163	3,480,311
Portman Ridge Finance Corp.	25,504	597,559
SLR Investment Corp.	265,211	3,880,037
Trinity Capital, Inc.	100,000	1,447,000
WhiteHorse Finance, Inc.	382,328	5,023,790
		23,380,430

Energy (1.02%)
Whiting Petroleum Corp.	39,046	2,656,299

Health Care (0.06%)
American Academy Holdings, Inc., Common Units(b)(f)(k)	0	146,072

Industrials (0.03%)
GreenPark Infrastructure Series M-1(b)(c)(f)(j)(k)	200	68,500

Real Estate (1.61%)
Copper Property Trust(b)(f)	319,520	4,193,700

TOTAL COMMON EQUITY
(Cost $31,547,521)		32,049,529

		Shares	Value
PREFERRED STOCK (2.64%)
Consumer Discretionary (1.97%)
Pennfoster(b)(f)	10.750%	5,031,251	5,125,838

Financials (0.55%)
Maiden Holdings North America, Ltd.	7.750%	81,794	1,434,667

Health Care (0.04%)
American Academy Holdings, Inc., Preferred Units(b)(f)(k)		90,970	96,428

	Shares	Value
PREFERRED STOCK (2.57%) (continued)
Industrials (0.08%)
GreenPark Infrastructure Series A(b)(f)(j)(k)	400	$200,000

TOTAL PREFERRED STOCK
(Cost $6,993,550)		6,856,933

	Shares	Value
PRIVATE INVESTMENT FUNDS (25.78%)
BlackRock Global Credit Opportunities Fund, LP(c)(g)(i)		15,692,206
CVC European Mid-Market Solutions Fund(c)(g)(i)		14,883,723
GSO Credit Alpha Fund II LP(c)(g)(i)		8,137,300
Monroe Capital Private Credit Fund III LP(c)(g)(i)		8,834,815
Tree Line Credit Strategies LP(g)(i)		19,418,033

TOTAL PRIVATE INVESTMENT FUNDS
(Cost $64,388,907)		66,966,077

WARRANTS (0.35%)
CEC Entertainment, Inc.	237,941	892,279
Diamanti Warrants(b)	146,413,176	2
		892,281
TOTAL WARRANTS
(Cost $248,474)		892,281

SHORT-TERM INVESTMENTS (10.44%)
Money Market Funds (10.44%)
First American Government Obligations Fund, 1.28%(h)	27,108,049	27,108,049

TOTAL SHORT-TERM INVESTMENTS
(Cost $27,108,049)		27,108,049

INVESTMENTS, AT VALUE (102.66%)
(Cost $276,575,796)		$266,623,625

Other Liabilities In Excess Of Other Assets (-2.66%)		(6,899,697)

NET ASSETS (100.00%)		$259,723,928

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

PIK - Payment in-kind

Reference Rates:

1M US L - 1 Month LIBOR as of June 30, 2022 was 1.79%

3M US L - 3 Month LIBOR as of June 30, 2022 was 2.29%

(a)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(c)	All or a portion of this commitment was unfunded as of June 30, 2022.
(d)	Payment in kind security which may pay interest in additional par.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the aggregate market value of those securities was $19,537,610, representing 7.54% of net assets.
(f)	Non-income producing security.
(g)	Investment is held through CIF Investments LLC, a wholly-owned subsidiary.
(h)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2022.
(i)	Restricted Security. See Chart Below
(j)	Affiliate Company

(k)	Investment is held through ACIF Master Blocker, LLC, a wholly owned taxable subsidiary.

Securities determined to be restricted under the produces approved by the Fund’s Board of Trustees are as follows:

Date(s) of Purchases	Security	Cost	Value	% of Net Assets
3/31/2018 - 6/30/2021	Blackrock Global Credit Opportunities Fund	$15,334,251	$15,692,206	6.0%
9/30/2017 - 9/30/2021	CVC European Mid-Market Solutions Fund	14,875,785	14,883,723	5.7%
6/30/2018 - 3/31/2021	GSO Credit Alpha Fund II LP	6,694,675	8,137,300	3.1%
9/30/2018 - 12/31/2020	Monroe Capital Private Credit Fund III LP	8,501,260	8,834,815	3.4%
12/31/2017 - 6/30/2019	Tree Line Credit Strategies LP	19,000,000	19,418,033	7.5%
Total		$64,405,971	$66,966,077	25.8%

Additional information on investments in private investment funds:

Security	Value	Redemption Frequency	Redemption Notice(Days)	Unfunded Commitments as of June 30, 2022
BlackRock Global Credit Opportunities Fund, LP(a)	$15,692,206	N/A	N/A	$6,229,040
CVC European Mid-Market Solutions Fund(b)	14,883,723	N/A	N/A	206,342
GSO Credit Alpha Fund II LP(a)	8,137,300	N/A	N/A	7,895,060
Monroe Capital Private Credit Fund III LP(b)	8,834,815	N/A	N/A	1,498,740
Tree Line Credit Strategies LP	19,418,033	Quarterly	90	N/A
Total Unfunded Commitments	$66,966,077			$15,829,182

Security	Value	Maturity	Unfunded Commitment
Accordian Partners, LLC, Delayed Draw	$(3,700)	9/24/2027	$1,000,000
BrightPet, Revolver	477,500	10/5/2026	12,500
Epic Staffing, Delayed Draw Term Loan	(20,930)	6/28/2029	348,837
GreenPark Infrastructure Series M-1	68,500	-	731,500
Total	$452,870		$2,092,837
Total Unfunded Commitments			$17,922,019

(a)	A voluntary withdrawal may be permitted at the General Partner's discretion with the General Partner's consent.
(b)	A voluntary withdrawal may be permitted with the General Partner's prior written consent.